Long-Term Indebtedness	12 Months Ended
Mar. 31, 2013
Long-Term Indebtedness

11. LONG-TERM INDEBTEDNESS

Long-term indebtedness as of March 31, 2012 and 2013 consists of the followings:

	Millions of Yen
	2012	2013
Bonds:
1.39%, straight bonds, payable in yen, due March 2014	¥50,000	¥50,000
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000
0.57%, straight bonds, payable in yen, due June 2015	40,000	40,000
0.88%, straight bonds, payable in yen, due June 2017	20,000	20,000
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	2,411	2,764
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	1,921	2,202
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	20,000	20,000
0.35%, straight bonds, payable in yen, due November 2017 issued by a consolidated subsidiary	—	20,000

Total bonds	204,332	224,966

Unsecured loans-
Banks and insurance companies,
weighted average interest rate	0.95%	0.88%
due 2019	379,135	372,318

Secured loans-
Banks, insurance companies and other financial institution,
weighted average interest rate	0.01%	0.00%
due 2014	447	222

Long-term indebtedness caused by lease transactions (see Note 4)	45,174	38,103

Capital lease obligations (see Note 8)	1,507	1,952

Total	630,595	637,561
Less - Current maturities included in current liabilities	(105,160)	(161,180)

	¥525,435	¥476,381

Secured loans are collateralized by land, buildings and lease receivables with book values of ¥512 million and ¥314 million as of March 31, 2012 and 2013.

All bonds outstanding as of March 31, 2013 are redeemable at the option of Ricoh under certain conditions as provided in the applicable agreements.

Bonds are subject to certain covenants such as restrictions on additional secured indebtedness, as defined in the agreements. Ricoh was in compliance with such covenants as of March 31, 2013.

As is customary in Japan, substantially all of the bank borrowings are subject to general agreements with respective banks. Banks may request for additional security for these loans if there is reasonable and probable cause and may treat the additional security, as well as cash deposits, as security for present and future indebtedness. Ricoh has never been requested to submit such additional security with respect to any material borrowings.

The aggregate annual maturities of long-term indebtedness outstanding at March 31, 2013 are as follows:

Years ending March 31	Millions of Yen
2014	¥161,180
2015	160,807
2016	112,829
2017	76,971
2018	82,094
2019 and thereafter	43,680

Total	¥637,561